Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

14.  RELATED PARTY TRANSACTIONS

We paid approximately $0.03 million and $0.03 million in 2018 and 2017, respectively, for patent-related legal services to SKGF, of which Robert Sterne, one of our directors since September 2006, is a partner.  In addition, we paid approximately $0.06 million and $0.07 million in 2018 and 2017, respectively for principal and interest on an unsecured note payable to SKGF (the “SGKF Note”).  The SKGF Note was issued in 2016, to convert outstanding unpaid fees to an unsecured promissory note.  The SKGF Note was amended in January 2018 and August 2018 to defer principal payments.  The SKGF Note allows for interest at 8% per annum and matures on March 31, 2020.   At December 31, 2018, the outstanding balance of the note, including accrued and unpaid interest is approximately $0.8 million (see Note 7).

On September 10, 2018, we sold an aggregate of $0.4 million in promissory notes, convertible into shares of our common stock at a fixed conversion price of $0.40 to related parties on the same terms as other convertible notes sold in the same transaction (see Note 7).   Jeffrey Parker, our chief executive officer and chairman of the Board, Paul Rosenbaum, one of our directors since December 2016, and incoming independent director, Lewis Titterton, each purchased a convertible note with a face value of $0.1 million.  In addition, Stacie Wilf, sister to Jeffrey Parker, purchased a convertible note with a face value of $0.1 million.

On March 26, 2018, three of our directors purchased an aggregate of 0.2 million shares of our common stock in an unregistered sale of equity securities at a purchase price of $0.83 per share, which represented the closing bid price of our common stock on the purchase date.    In February 2017, one of our directors, Mr. Paul Rosenbaum, purchased approximately 0.1 million shares of our common stock in an unregistered sale of equity securities at a purchase price of $2.11 per share (see Note 11).